Shareholders' capital - Fair Value of Share Options Granted (Detail)	6 Months Ended
Jun. 30, 2018 $ / shares
Equity [Abstract]
Risk-free interest rate	2.10%
Expected volatility	21.00%
Expected dividend yield	4.80%
Expected life	5 years 6 months
Weighted average grant date fair value per option (CAD per share)	$ 1.41